Intangible Assets	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Intangible Assets
14	INTANGIBLE ASSETS
Goodwill
The table below shows the changes in goodwill by business segment for the fiscal years ended March 31, 2020 and 2019.

	Retail Business Unit	International Business Unit	Head office account and others	Total
	(In millions)
Gross amount of goodwill (1)	¥63,418	¥—	¥210,307	¥273,725
Accumulated impairment losses (1)	—	—	—	—

Net carrying amount at March 31, 2018	63,418	—	210,307	273,725

Acquisitions	—	4,707	—	4,707
Impairment losses	—	—	(62,624)	(62,624)

Net carrying amount	63,418	4,707	147,683	215,808
Gross amount of goodwill (1)	63,418	4,707	210,307	278,432
Accumulated impairment losses (1)	—	—	(62,624)	(62,624)

Net carrying amount at March 31, 2019	63,418	4,707	147,683	215,808

Acquisitions (2)	—	—	31,647	31,647
Disposals	(1,466)	—	—	(1,466)
Exchange differences	—	(843)	(1,319)	(2,162)

Net carrying amount	61,952	3,864	178,011	243,827
Gross amount of goodwill (1)	61,952	3,864	240,635	306,451
Accumulated impairment losses (1)	—	—	(62,624)	(62,624)

Net carrying amount at March 31, 2020	¥61,952	¥3,864	¥178,011	¥243,827

(1)	The goodwill which all amounts have been impaired is excluded from gross amount of goodwill and accumulated impairment losses.
(2)
The Group recognized goodwill of ¥17,022 million in Head office account and others resulting from the acquisition of Daiwa SB Investments Ltd. on April 1, 2019. For additional information, refer to Note 49 “Acquisitions.”

The Group has four main business segments: the Wholesale Business Unit, the Retail Business Unit, the International Business Unit and the Global Markets Business Unit, with the remaining operations recorded in the Head office account and others.
Impairment testing of goodwill
Allocating goodwill to cash-generating units
For the purpose of impairment testing, goodwill is allocated to cash-generating units or group of cash-generating units, which represent the lowest level within the entity at which goodwill is monitored for internal purposes.
At March 31, 2020, the Group allocated goodwill to the Retail Business Unit of SMBC Consumer Finance Co., Ltd. (“SMBC Consumer Finance”) amounting to ¥56,692 million and to the Head office account and others of SMBC Nikko Securities Inc. (“SMBC Nikko Securities”) and Sumitomo Mitsui DS Asset Management Company, Limited (“SMDAM”) amounting to ¥109,629 million and ¥55,076 million, respectively.
At March 31, 2019, the Group allocated goodwill to the Retail Business Unit of SMBC Consumer Finance amounting to ¥56,692 million and to the Head office account and others of SMBC Nikko Securities and SMDAM amounting to ¥109,629 million and ¥38,053 million, respectively.
The aggregate amounts of other goodwill were ¥22,430 million and ¥11,434 million at March 31, 2020 and 2019, respectively, and they were not considered individually significant.
Timing of impairment tests
The Group performs impairment tests at least annually and whenever there is an indication that the cash-generating unit may be impaired.
Recoverable amount of cash-generating units
To determine whether an impairment loss shall be recognized, the carrying amount of a cash-generating unit is compared to its recoverable amount. The recoverable amount of a cash-generating unit is the higher of its fair value less costs to sell and its value in use.
Fair value less costs to sell
: The fair value less costs to sell is determined using an observable market price in the active market or unobservable inputs for the cash-generating unit at the date of the impairment test.
Value in use
: The value in use is determined based on discounted future cash flows, which are based on the financial plans which have been approved by management and which are valid when the impairment test is performed. The financial plans are prepared taking into account the current economic and regulatory environment, direction of the regulation and business forecasts of the individual cash-generating units. The Group determined the recoverable amounts of the primary cash-generating units based on the value in use.
The financial plans, which are used to estimate the cash flow projections of the cash-generating units, cover three to five years. The cash flow projections beyond the period covered by the financial plans are extrapolated by applying the appropriate growth rates in perpetuity.
Key assumptions used in impairment testing
The key assumptions used for the value in use calculations for the fiscal years ended March 31, 2020 and 2019 were as follows:

	SMBC Nikko Securities	SMBC Consumer Finance	SMDAM

For the fiscal year ended March 31, 2020:
Pre-tax discount rate	9.60%	9.28%	7.61%
Growth rate	1.00%	1.00%	1.00%
For the fiscal year ended March 31, 2019:
Pre-tax discount rate	8.90%	11.37%	8.95%
Growth rate	1.00%	1.00%	1.00%

Management considers that the
pre-tax
discount rates and the growth rates are the most sensitive key assumptions to determine the value in use of the cash-generating units.
Pre-tax
discount rate
: The
pre-tax
discount rates used to estimate the discounted cash flow of the primary cash-generating units are determined based on the Capital Asset Pricing Model (“CAPM”). The risk-free interest rate, the market risk premium and the beta factor that are used in the CAPM are determined based on market data and other external sources of information. The beta factor is determined based on a respective group of peer companies of the cash-generating units.
Growth rate
: The growth rates used to estimate the cash flow projections beyond the period covered by the financial plans, which shall cover a maximum period of five years, are determined based on the expected long-term inflation rate and long-term average growth rates for the industries. The growth rate does not exceed the long-term growth rate for the industry in which the cash-generating unit operates.
Management believes that there were no reasonably possible changes in any of the key assumptions that would lead to the recoverable amounts of the cash-generating units being below these carrying amounts for the fiscal years ended March 31, 2020 and 2019.
Recognition of Impairment Losses
If the recoverable amount of the cash-generating unit is less than its carrying amount, the carrying amount of the cash-generating unit is reduced to its recoverable amount, and this reduction is recognized as impairment loss of goodwill.
The recoverable amount of SMBC Nikko Securities was determined based on the value in use. For the fiscal year ended March 31, 2019, the value in use of SMBC Nikko Securities decreased to less than its carrying amount, primarily due to the revision of the business plan considering the recent business performance. As a result, the Group recognized an impairment loss of ¥62,624 million on the goodwill relating to SMBC Nikko Securities for the fiscal year ended March 31, 2019.
The impairment losses on goodwill are included in “Other expenses” in the consolidated income statements.

Other intangible assets
The table below shows the changes in other intangible assets for the fiscal years ended March 31, 2020 and 2019.

	Internally generated software	Purchased software	Contractual customer relationships	Trademarks	Other intangibles (1)	Total
	(In millions)
Cost	¥650,632	¥340,593	¥172,950	¥46,116	¥54,024	¥1,264,315
Accumulated amortization and impairment losses	(357,115)	(215,028)	(82,495)	(34,543)	(12,957)	(702,138)

Net carrying amount at April 1, 2018	293,517	125,565	90,455	11,573	41,067	562,177

Additions	93,834	38,518	—	—	3,802	136,154
Acquisition of subsidiaries and businesses	3,705	252	12,845	9,706	30,919	57,427
Disposals	(3,020)	(1,637)	—	—	(540)	(5,197)
Amortization	(88,322)	(41,798)	(11,226)	(4,401)	(3,532)	(149,279)
Impairment losses	—	—	—	(4,020)	(21)	(4,041)
Exchange differences	53	522	—	—	22	597
Others	2,314	7,632	—	—	(1,807)	8,139

Net carrying amount	302,081	129,054	92,074	12,858	69,910	605,977

Cost	697,480	358,130	185,795	55,822	87,607	1,384,834
Accumulated amortization and impairment losses	(395,399)	(229,076)	(93,721)	(42,964)	(17,697)	(778,857)

Net carrying amount at March 31, 2019	302,081	129,054	92,074	12,858	69,910	605,977

Adjustment on adoption of IFRS 16	—	—	—	—	11,755	11,755

Cost	697,480	358,130	185,795	55,822	99,362	1,396,589
Accumulated amortization and impairment losses	(395,399)	(229,076)	(93,721)	(42,964)	(17,697)	(778,857)

Net carrying amount at April 1, 2019	302,081	129,054	92,074	12,858	81,665	617,732

Additions	97,895	42,435	—	—	8,673	149,003
Acquisition of subsidiaries and businesses	—	165	4,271	—	20,082	24,518
Disposals	(241)	(1,792)	—	—	(1,543)	(3,576)
Amortization	(90,154)	(44,129)	(11,652)	(2,741)	(10,616)	(159,292)
Impairment losses	—	(8)	(7,262)	—	(21,419)	(28,689)
Exchange differences	(174)	(2,613)	(2,334)	(1,475)	(4,463)	(11,059)
Others	(2,349)	10,237	—	—	(4,875)	3,013

Net carrying amount	307,058	133,349	75,097	8,642	67,504	591,650

Cost	726,459	379,524	187,705	54,329	116,951	1,464,968
Accumulated amortization and impairment losses	(419,401)	(246,175)	(112,608)	(45,687)	(49,447)	(873,318)

Net carrying amount at March 31, 2020	¥307,058	¥133,349	¥75,097	¥8,642	¥67,504	¥591,650

(1)
Other intang
i
bles include Right of use assets from April 1, 2019 which are recognized and measured under IFRS 16 and Leased assets until March 31, 2019 which were recognized and measured under IAS 17. For additional information, refer to Note 2 “Summary of Significant Accounting Policies.”

Other intangible assets related to the acquisition of the retail banking business of Citibank Japan Ltd were tested for impairment because changes in the market conditions indicated that the carrying amount of these assets might not be recoverable at March 31, 2020. The cash-generating unit of these assets was SMBC Trust Bank’s retail banking business unit. In the impairment test, the carrying amount of SMBC Trust Bank’s retail banking business unit was compared against its recoverable amount. The recoverable amount determined based on the value in use was less than its carrying amount, primarily due to the revision of the business plan. As a result, the Group recognized an impairment loss of ¥28,679 million, equal to the total carrying amount of these intangible assets for the fiscal year ended March 31, 2020. The pre-tax
discount rate used to estimate the value in use of SMBC Trust Bank’s retail banking business unit was approximately 8%.
The impairment losses on other intangible assets are included in “Other expenses” and the amortization expenses of other intangible assets are included in “General and administrative expenses” in the consolidated income statements.
The amounts of research and development expenditure recognized as expenses for the fiscal years ended March 31, 2020, 2019 and 2018 were ¥78 million, ¥167 million and ¥84 million, respectively, and they were included in “General and administrative expenses” in the consolidated income statements.
Other intangibles at March 31, 2020 and 2019 include leasehold rights, amounting to ¥6,423 million and ¥5,517 million, respectively, which are rights to use land for the purpose of owning the buildings. Since the Group has a long history of renewal, these contracts are not expected to be terminated in the foreseeable future. Leasehold rights are expected to generate cash flows for an indefinite period of time. They are not amortized but are tested for impairment annually, irrespective of whether there is any indication of impairment.